Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
			Convenience
			Translation (Note 2c)
	December 31,		December 31,
	2016	2017	2017
	N I S		U.S. dollars

Cash in NIS	4,001	32,665	$9,422
Cash in USD	10,645	38,677	11,156
Cash in EURO	1,059	40	11

	15,705	71,382	$20,589